Intangible Assets and Liabilities (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization for the year ended December 31, 2013	$ 357,372	$ 335,458	$ 274,281
Trade names
Amount Acquired		9,145
Accumulated amortization as of December 31, 2012		4,510
Amortization for the year ended December 31, 2013	877
Amortization Schedule
2014	877
2015	877
2016	877
2017	877
2018	250
Software
Amount Acquired		5,888
Accumulated amortization as of December 31, 2012		2,905
Amortization for the year ended December 31, 2013	566
Amortization Schedule
2014	566
2015	566
2016	566
2017	563
2018	153
Total Intangible Assets, net
Amount Acquired		15,033
Accumulated amortization as of December 31, 2012		7,415
Amortization for the year ended December 31, 2013	1,443
Amortization Schedule
2014	1,443
2015	1,443
2016	1,443
2017	1,443
2018	403
Above market acquired time charters/ drilling contracts
Amount Acquired		62,373
Accumulated amortization as of December 31, 2012		42,798
Amortization for the year ended December 31, 2013	10,759
Amortization Schedule
2014	7,443
2015	1,373
2016	0
2017	0
2018	$ 0